ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable

	As of December 31,
	2020	2021
	RMB	RMB
Merchandise purchase payables	292,515	150,241
Warehouse and logistic fees payables	7,512	4,784
Payable to merchants (1)	201,522	99,814

Total accounts payable	501,549	254,839

(1)
Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.